Reconciliation Between Statutory Cit Rate and Group's Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Effective Income Tax Rate [Line Items]
Statutory CIT rate	25.00%	25.00%	25.00%
Tax differential from statutory rate applicable to subsidiaries in the PRC	(3.00%)	(3.00%)	(3.00%)
Permanent difference for non-deductible expenses	1.00%	1.00%	(1.00%)
CIT refund	0.00%	0.00%	(2.00%)
Withholding tax on earnings no longer considered indefinitely reinvested	7.00%	0.00%	0.00%
Effective CIT rate	32.00%	28.00%	19.00%
Cayman Islands, BVI and Mauritius
Reconciliation of Effective Income Tax Rate [Line Items]
Tax differential for the gains/expenses recorded by the Company and its subsidiaries registered in Cayman Islands, BVI and Mauritius which are not subject to tax	2.00%	5.00%	(2.00%)